Investment Securities - Amortized Cost, Fair Value and Yield by Maturity Date (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contractual Maturities of Investment Securities [Abstract]
Federal statutory rate	21.00%	21.00%	35.00%
Available for sale and held to maturity securities weighted average maturities		5 years 3 months 18 days
Debt securities available for sale and held to maturity weighted average yield		2.52%